Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of $100 Initial
					Fixed Investment Based on TSR
			Average
			Summary	Average
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Return on
	Table Total	Actually	for Non-PEO	to Non-PEO	Shareholder	Shareholder		Average
Year	for PEO	Paid to PEO(1)	NEOs	NEOs(1)	Return(2)	Return(2)	Net Income	Assets (3)
2022	$1,272,044	$1,324,463	$666,614	$681,568	79.5	110.5	$46,586,044	1.08
2021
Myers	$809,192	$802,655	$547,188	$541,064	87.5	129.6	$33,228,231.94
Colombo	$1,262,094	$1,166,115
2020	$1,136,968	$817,940	$539,038	$463,236	78.6	92.7	$30,242,498	1.04

Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021.  Therefore, we provide both incumbent comparisons in 2021.

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules.  Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Timothy Myers	Timothy Myers	Russell Colombo	Russell Colombo
	2022	2021	2021	2020
Summary Compensation for PEO	$1,272,044	$809,192	$1,262,094	$1,136,968
Less value of stock awards reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(294,414)	$(153,988)	$(247,290)	$(237,771)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$362,628	$124,745	$197,416	$226,175
Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or were outstanding at year-end	$(17,313)	$20,704	$37,550	$(226,801)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	$13,643	$7,183	$13,931	$14,033
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	$(94,763)	$(59,356)	$(97,586)	$(94,664)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$82,638	$54,174	—	—
Compensation Actually Paid for PEO	$1,324,463	$802,655	$1,166,115	$817,940

	2022	2021	2020
Average Summary Compensation for NEOs	$666,614	$547,188	$539,038
Less value of stock awards reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(134,615)	$(77,966)	$(86,260)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$161,832	$65,506	$74,960
Fair Value of Equity Awards Granted during year that Vested during the year
Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or was outstanding at year-end Unvested as of Year-End	$(11,869)	$12,417	$(58,073)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	$6,443	$3,517	$6,338
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	$(51,605)	$(44,699)	$(48,660)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$44,768	$35,101	$35,892
Average Compensation Actually Paid for NEOs	$681,568	$541,064	$463,236
NEOs included in Average Summary Compensation and average compensation actually paid	Campbell, Girton, Sloan, and Stewart	Campbell, Girton, Stewart, and Reizman	Burke, Girton, Myers, and Reizman

(2)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC & S&P Regional Banks Select Industry Index.
(3)	Return on Average Assets is the company selected measure.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote [Text Block]	Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021. Therefore, we provide both incumbent comparisons in 2021.
Peer Group Issuers, Footnote [Text Block]
(2)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC & S&P Regional Banks Select Industry Index.

PEO Total Compensation Amount	$ 1,272,044		$ 1,136,968
PEO Actually Paid Compensation Amount	$ 1,324,463		817,940
Adjustment To PEO Compensation, Footnote [Text Block]

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules.  Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	Timothy Myers	Timothy Myers	Russell Colombo	Russell Colombo
	2022	2021	2021	2020
Summary Compensation for PEO	$1,272,044	$809,192	$1,262,094	$1,136,968
Less value of stock awards reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(294,414)	$(153,988)	$(247,290)	$(237,771)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$362,628	$124,745	$197,416	$226,175
Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or were outstanding at year-end	$(17,313)	$20,704	$37,550	$(226,801)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	$13,643	$7,183	$13,931	$14,033
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	$(94,763)	$(59,356)	$(97,586)	$(94,664)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$82,638	$54,174	—	—
Compensation Actually Paid for PEO	$1,324,463	$802,655	$1,166,115	$817,940

Non-PEO NEO Average Total Compensation Amount	$ 666,614	$ 547,188	539,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 681,568	541,064	463,236
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules.  Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022	2021	2020
Average Summary Compensation for NEOs	$666,614	$547,188	$539,038
Less value of stock awards reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(134,615)	$(77,966)	$(86,260)
Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End	$161,832	$65,506	$74,960
Fair Value of Equity Awards Granted during year that Vested during the year
Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or was outstanding at year-end Unvested as of Year-End	$(11,869)	$12,417	$(58,073)
Change in Fair Value of Awards that were Forfeited during the year	—	—	—
Change in Dividends or Dividend Equivalents as of Year-End	$6,443	$3,517	$6,338
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	$(51,605)	$(44,699)	$(48,660)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$44,768	$35,101	$35,892
Average Compensation Actually Paid for NEOs	$681,568	$541,064	$463,236
NEOs included in Average Summary Compensation and average compensation actually paid	Campbell, Girton, Sloan, and Stewart	Campbell, Girton, Stewart, and Reizman	Burke, Girton, Myers, and Reizman

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

Return on Average Assets

Efficiency Ratio

Total Loan Growth

Total Deposit Growth

Diluted EPS Growth

Texas Ratio

NPA's to Assets

For additional details regarding our most important financial performance measures, please see the discussion in in our Compensation Discussion and Analysis (CD&A) section in this Proxy Statement.

Total Shareholder Return Amount	$ 79.5	87.5	78.6
Peer Group Total Shareholder Return Amount	110.5	129.6	92.7
Net Income (Loss)	$ 46,586,044	$ 33,228,231	$ 30,242,498
Company Selected Measure Amount | item	1.08	0.94	1.04
PEO Name	Timothy Myers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Non-GAAP Measure Description [Text Block]
(3)	Return on Average Assets is the company selected measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Loan Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Deposit Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Texas Ratio
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	NPA's to Assets
Timothy Myers [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,272,044	$ 809,192
PEO Actually Paid Compensation Amount	1,324,463	802,655
Russell Colombo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,262,094	$ 1,136,968
PEO Actually Paid Compensation Amount		1,166,115	817,940
PEO [Member] | Timothy Myers [Member] | Less value of stock awards reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(294,414)	(153,988)
PEO [Member] | Timothy Myers [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,628	124,745
PEO [Member] | Timothy Myers [Member] | Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or were outstanding at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,313)	20,704
PEO [Member] | Timothy Myers [Member] | Change in Dividends or Dividend Equivalents as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,643	7,183
PEO [Member] | Timothy Myers [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,763)	(59,356)
PEO [Member] | Timothy Myers [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,638	54,174
PEO [Member] | Russell Colombo [Member] | Less value of stock awards reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(247,290)	(237,771)
PEO [Member] | Russell Colombo [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		197,416	226,175
PEO [Member] | Russell Colombo [Member] | Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or were outstanding at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		37,550	(226,801)
PEO [Member] | Russell Colombo [Member] | Change in Dividends or Dividend Equivalents as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,931	14,033
PEO [Member] | Russell Colombo [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(97,586)	(94,664)
Non-PEO NEO [Member] | Less value of stock awards reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,615)	(77,966)	(86,260)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted during the year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,832	65,506	74,960
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that were unvested or that vested during the year or were outstanding at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,869)	12,417	(58,073)
Non-PEO NEO [Member] | Change in Dividends or Dividend Equivalents as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,443	3,517	6,338
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,605)	(44,699)	(48,660)
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,768	$ 35,101	$ 35,892